SEGMENT INFORMATION - Revenues and Long Lived, Geographical Areas (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenues	$ 26,678	¥ 172,251	¥ 155,463	$ 46,751	¥ 301,856	¥ 245,742
Long-lived Assets		458,530			458,530		¥ 480,183
PRC
Segment Reporting Information [Line Items]
Total net revenues		141,066	116,729		234,927	182,039
Long-lived Assets		291,180			291,180		300,623
U.S.
Segment Reporting Information [Line Items]
Total net revenues		31,185	¥ 38,734		66,929	¥ 63,703
Long-lived Assets		¥ 167,350			¥ 167,350		¥ 179,560